LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
LOSS PER SHARE
LOSS PER SHARE

30.LOSS PER SHARE

Basic loss per share

The calculation of basic loss per share has been based on the following loss attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding. The disclosed loss per share calculations have been adjusted retrospectively to reflect the increase in the number of ordinary shares outstanding resulting from a share split that became effective before the consolidated financial statements were authorized for issue.

Loss attributable to ordinary shareholders (basic)

		2023			2022			2021
	Continuing	Discontinued		Continuing	Discontinued		Continuing	Discontinued
USD million	operations	operation	Total	operations	operation	Total	operations	operation	Total
Loss for the year, attributable to the owners of the Company	(208.8)	—	(208.8)	(230.9)	(21.8)	(252.7)	(124.5)	(1.8)	(126.3)

Weighted-average number of ordinary shares (basic)

	2023	2022	2021
Weighted-average number of ordinary shares at December 31,	384,499,607	384,304,322	383,327,897

Diluted loss per share

For the periods included in these consolidated financial statements the Group incurred net losses. Therefore, antidilutive stock options are excluded from the diluted loss per share calculation.

The following table presents an overview of the calculated basic and diluted loss per share:

		2023			2022			2021
USD million (except for share and loss	Continuing	Discontinued		Continuing	Discontinued		Continuing	Discontinued
per share information)	operations	operation	Total	operations	operation	Total	operations	operation	Total
Loss for the year, attributable to the owners of the Company	(208.8)	—	(208.8)	(230.9)	(21.8)	(252.7)	(124.5)	(1.8)	(126.3)
Weighted-average number of ordinary shares	384,499,607	384,499,607	384,499,607	384,304,322	384,304,322	384,304,322	383,327,897	383,327,897	383,327,897
Loss per share basic	(0.54)	0.00	(0.54)	(0.60)	(0.06)	(0.66)	(0.32)	0.00	(0.33)
Loss per share diluted	(0.54)	0.00	(0.54)	(0.60)	(0.06)	(0.66)	(0.32)	0.00	(0.33)